Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Registrant Name	Rubber Leaf Inc
Entity Central Index Key	0001893657
Entity Tax Identification Number	32-0655276
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	318 N. Carson Street
Entity Address, Address Line Two	Ste. 208
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(916)
Local Phone Number	576-7000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 2109, 21/F C C WU BLDG 302-308 HENNESSY ROAD
Entity Address, City or Town	WANCHAI
Entity Address, Country	HK
City Area Code	+ (852)
Local Phone Number	2138-1668
Contact Personnel Name	Xingxiu Hua